RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation - Other Postretirement Benefits Plan [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
Beginning Balance	£ (124)	£ (144)
Actuarial gains	(6)	18
Insurance premiums paid	7	5
Charge for the year	(4)	(4)
Exchange and other adjustments	1	1
Ending Balance	(126)	(124)
The Bank [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
Beginning Balance	(84)	(103)
Actuarial gains	(3)	17
Insurance premiums paid	5	4
Charge for the year	(2)	(3)
Exchange and other adjustments	(1)	1
Ending Balance	£ (85)	£ (84)